Debentures, Bank Loans and Credit (Details 3) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2017	₪ 14,521
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	2,635
Repayment of debentures and loans	(1,942)
Interest paid	(583)	[1]	$ (168)	₪ (967)	₪ (826)
Net cash generated from (used in) finance activities	110
Financing expenses recognized in the statement of income	652	[1]	$ 188	1,108	₪ 759
Balance as at December 31, 2017	15,172			14,521
Debentures (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2017	10,577
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635
Repayment of debentures and loans	(1,107)
Interest paid	(425)
Net cash generated from (used in) finance activities	(897)
Financing expenses recognized in the statement of income	378
Balance as at December 31, 2017	10,058			10,577
Loans (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1, 2017	3,944
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	2,000
Repayment of debentures and loans	(835)
Interest paid	(158)
Net cash generated from (used in) finance activities	1,007
Financing expenses recognized in the statement of income	163
Balance as at December 31, 2017	₪ 5,114			₪ 3,944

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.